Overview of the Business (Details Narrative) $ / shares in Units, $ in Thousands										1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Aug. 14, 2024 USD ($) shares	Aug. 06, 2024 USD ($) $ / shares shares	Nov. 03, 2023 Integer	Oct. 19, 2023 USD ($)	Jul. 11, 2023 Integer	Jun. 27, 2023 USD ($)	Mar. 28, 2022 USD ($)	Dec. 07, 2021 $ / shares	Dec. 06, 2021 $ / shares	Apr. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)		Jul. 31, 2024 USD ($)	Jun. 20, 2024 USD ($)	May 31, 2024 USD ($)	Jun. 07, 2023 shares
Charitable contribution percentage											2.50%		2.50%	2.50%	2.50%
Portion allocated to noncontrolling interest holders | $ / shares								$ 0.025	$ 0.05
Portion allocated to lender | $ / shares								$ 1.00	$ 0.95
Cash and cash equivalents at carrying value											$ 4,399		$ 7,913	$ 4,399	$ 7,913	$ 8,726	[1]
Net loss											44,310	$ (1,155,970)			(2,658,180)	(252,100)
Accumulated deficit											2,011,547		2,059,214	2,011,547	2,059,214		[1]
Outstanding borrowing maturing											23,500			23,500
Furloughed employees | Integer			15		30
Percentage of workforce			10.00%		20.00%
Gain loss litigation settlement										$ 55,000					(54,973)
Outstanding borrowing maturing													23,400		$ 23,400
MHT Securities, L.P [Member]
Business combination consideration transferred							$ 300
Standby Equity Purchase Agreement [Member]
Standby equity purchase agreement, sale of stock											$ 2,600		$ 1,300	$ 3,900
Standby Equity Purchase Agreement [Member] | Maximum [Member]
Standby equity purchase agreement, sale of stock						$ 250,000
HHBDH [Member] | Term Loan [Member]
Debt Instrument, Term				3 years
Term loan				$ 25,000
Subsequent Event [Member]
Cash and cash equivalents at carrying value																		$ 1,700		$ 6,400
Securities exercisable | shares		1,325,382
Subsequent Event [Member] | Common Class A [Member]
Securities exercisable | shares	662,691	1,325,382
Warrant exercise price | $ / shares		$ 2.63
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Convertible Debt [Member]
Aggregate principal amount		$ 4,000
Conversion amount	$ 2,000	$ 2,000
Common Class A [Member]
Stock value issuable																			$ 246,100
Securities exercisable | shares																					1
Common Class A [Member] | Subsequent Event [Member]
Stock value issuable																			$ 246,300
Warrant exercise price | $ / shares		$ 2.63
BCH [Member] | Subclass 1 Class A Units [Member]
Ownership interest											100.00%		100.00%	100.00%	100.00%
Related Party [Member]
Outstanding borrowing maturing											$ 23,468		$ 23,444	$ 23,468	$ 23,444
Related Party [Member] | HHBDH [Member] | Term Loan [Member]
Debt Instrument, Term				3 years
Term loan				$ 25,000

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.